FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Recurring basis | Total measure at Fair Value
Assets
Cash and cash equivalents	$ 364,246,000
Investments	332,669,000
Other current assets	23,544,000
Other assets	2,000,000
Total assets measured at fair value	722,459,000
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and cash equivalents	364,246,000
Investments	332,669,000
Other current assets	23,294,000
Other assets	2,000,000
Total assets measured at fair value	722,209,000
Recurring basis | Significant other observable inputs (Level 2)
Assets
Other current assets	250,000
Total assets measured at fair value	250,000
Significant other observable inputs (Level 2)
Supplemental fair value information about long-term fixed-rate debt
Carrying value of long-term fixed-rate debt	350,000	350,000
Fair value of long-term fixed-rate debt	$ 376,900	$ 382,900